Borrowings - Other Borrowings (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Remaining amount available under credit line	$ 5,000,000.0
Line of Credit
Debt Instrument [Line Items]
Credit line	20,000,000.0
Amount borrowed from credit line	$ 15,000,000.0
Credit line term	1 year
Line of Credit | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on debt variable rate	1.75%